Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
QQQ Trust, Series 1
Prospectus [Line Items]
Average Annual Return, Percent	25.58%	19.94%	18.28%
QQQ Trust, Series 1 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	25.43%	19.75%	18.07%
QQQ Trust, Series 1 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	15.27%	16.26%	15.65%
Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.88%	20.18%	18.53%
NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes, and reflects no dividends paid by the component companies of the index)
Prospectus [Line Items]
Average Annual Return, Percent	28.64%	16.57%	15.09%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	23.81%	13.86%	12.55%